SHARE-BASED COMPENSATION - Schedule of RSU activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs
Outstanding beginning balance	3,521,118
Granted	19,686,470	3,521,118
Vested	(1,959,584)
Forfeited	(435,058)
Outstanding ending balance	20,812,946	3,521,118
Weighted Average Grant Date Fair value, outstanding as of December 31	$ 11.23	$ 19.05